Investment Portfolioas of June 30, 2026 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 99.3%
Massachusetts 94.3%
Attleboro, MA, General Obligation, 4.0%, 2/15/2049	4,000,000	3,821,594
Cambridge, MA, General Obligation, 4.0%, 2/15/2042	2,150,000	2,183,091
Massachusetts, Clean Water Trust, State Revolving Fund:
Series 25B, 5.0%, 2/1/2042	300,000	328,001
Series 25B, 5.0%, 2/1/2043	1,000,000	1,089,640
Series 25B, 5.0%, 2/1/2044	300,000	325,036
Massachusetts, Development Finance Agency Revenue Bond, CHF Merrimack, Inc.:
Series A, 144A, 5.0%, 7/1/2054	1,200,000	1,185,490
Series A, 144A, 5.0%, 7/1/2060	1,100,000	1,071,078
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles, Inc., Obligated Group:
144A, 5.0%, 10/1/2047	1,000,000	1,002,679
144A, 5.0%, 10/1/2057	2,000,000	1,988,903
Massachusetts, Development Finance Agency Revenue, Care Communities LLC Obligated Group, Series A-1, 144A, 6.5%, 7/15/2060	1,000,000	1,032,004
Massachusetts, Development Finance Agency Revenue, President and Fellows of Harvard College:
Series B, 5.0%, 2/15/2033	1,375,000	1,561,422
Series A-2, 5.0% (a), 5/15/2055	1,335,000	1,556,061
Massachusetts, Development Finance Agency Revenue, PRG Medford Properties, Inc., Tufts University Student Housing Project:
5.25%, 6/1/2055	1,000,000	1,044,604
5.5%, 6/1/2050	1,000,000	1,072,554
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue, Series C, 4.0%, 11/1/2051	3,455,000	3,136,481
Massachusetts, General Obligation:
Series B, 3.0%, 4/1/2048	2,000,000	1,584,989
Series B, 4.0%, 2/1/2042	1,000,000	1,008,200
Series D, 5.0%, 7/1/2048	5,000,000	5,168,633
Series A, 5.0%, 5/1/2053	4,820,000	5,020,581
Series B, 5.0%, 5/1/2054	1,500,000	1,566,948
Series G, 5.0%, 12/1/2055	2,000,000	2,100,588
Series C, 5.25%, 10/1/2047	2,500,000	2,672,394
Massachusetts, Massachusetts Municipal Wholesale Electric Co., Project 2015A, Series A, 4.0%, 7/1/2051	1,000,000	926,695
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2043	4,960,000	5,035,182
Series B, 5.25%, 7/1/2054	1,665,000	1,776,762
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 2.7% (b), 7/7/2026, LOC: TD Bank NA	900,000	900,000
Massachusetts, State Development Finance Agency Revenue, Series A, 2.3%, 1/1/2042	971,708	728,160
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group, Series G, 4.0%, 7/1/2046	3,325,000	2,961,373
Massachusetts, State Development Finance Agency Revenue, Bentley University, Series A, 4.0%, 7/1/2039	500,000	502,783
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,006,959

Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	789,191
Series N, 5.5%, 7/1/2050, INS: AG	1,500,000	1,642,240
Massachusetts, State Development Finance Agency Revenue, Brandeis University:
Series S-1, 5.0%, 10/1/2040	665,000	687,720
Series T, 5.0% (a), 10/1/2055	1,125,000	1,283,583
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc.:
4.0%, 12/1/2042	490,000	474,773
5.0%, 12/1/2042	1,050,000	1,067,508
Massachusetts, State Development Finance Agency Revenue, Children's Hospital Corp. Obligated Group, Series T, 5.25%, 3/1/2054	2,000,000	2,123,176
Massachusetts, State Development Finance Agency Revenue, Franklin W Olin College of Engineering, Inc., Series G, 5.25%, 11/1/2051	2,000,000	2,115,188
Massachusetts, State Development Finance Agency Revenue, GingerCare Living, Inc., Obligated Group, Series A, 144A, 5.875%, 12/1/2060	1,000,000	953,257
Massachusetts, State Development Finance Agency Revenue, Holy Cross College, Inc.:
Series A, 5.0%, 9/1/2040 (c)	750,000	846,977
Series A, 5.0%, 9/1/2042 (c)	1,000,000	1,123,063
Series A, 5.0%, 9/1/2043 (c)	500,000	558,816
Series A, 5.0%, 9/1/2044 (c)	500,000	555,176
Massachusetts, State Development Finance Agency Revenue, Lasell Village, Inc.:
5.25%, 7/1/2050	1,000,000	1,030,173
5.25%, 7/1/2055	1,000,000	1,024,999
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group:
Series 2021, 4.0%, 1/1/2036	400,000	401,765
144A, 4.0%, 1/1/2051	1,045,000	931,983
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	428,706
Series B, 4.0%, 7/1/2050	2,825,000	2,342,095
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2042	2,000,000	2,191,102
Series A, 5.0%, 10/1/2045	500,000	545,022
Series A, 5.25%, 10/1/2047	1,000,000	1,090,964
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	1,000,000	936,034
Series F, 5.0%, 7/1/2040	1,000,000	1,158,548
Series D, 5.0%, 7/1/2047	2,000,000	2,112,370
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	1,031,677
5.25%, 1/1/2050	2,675,000	2,580,028
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	899,746
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,895,000	1,442,913
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	892,818
Massachusetts, State Development Finance Agency Revenue, Trustees of Boston University:
Series U-6C, 2.75% (b), 7/1/2026, LOC: TD Bank NA	1,600,000	1,600,000
Series U-6E, 2.8% (b), 7/1/2026, LOC: TD Bank NA	1,200,000	1,200,000
Series BB2, 4.0%, 10/1/2036	355,000	356,092
Series B-2, 4.0%, 10/1/2048	1,500,000	1,414,642

Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,761,256
5.0%, 6/1/2031	1,845,000	1,923,539
5.0%, 6/1/2032	470,000	489,341
5.0%, 6/1/2048	3,500,000	3,559,218
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	486,290
Massachusetts, State Educational Financing Authority Revenue:
Series B, AMT, 3.625%, 7/1/2038	2,100,000	2,070,498
Series B, AMT, 4.25%, 7/1/2032	345,000	349,646
Series B, AMT, 5.0%, 7/1/2028	1,750,000	1,808,140
Series B, AMT, 5.0%, 7/1/2030	2,725,000	2,922,969
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 5.0%, 11/1/2035	500,000	589,802
Massachusetts, State Health & Educational Facilities Authority Revenue, President and Fellows of Harvard College, Series R, 2.6% (b), 7/1/2026	2,100,000	2,100,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,737,339
Series M, 5.5%, 2/15/2028	1,000,000	1,050,059
Massachusetts, State Housing Finance Agency Revenue:
Series 223, 3.0%, 6/1/2047	2,015,000	1,990,651
Series 215, 4.0%, 12/1/2050	875,000	882,554
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
Series 218, 3.0%, 12/1/2050	635,000	628,255
Series 220, 3.0%, 12/1/2050	1,320,000	1,303,930
Series 222, 3.0%, 6/1/2051	640,000	626,339
Series 224, 5.0%, 6/1/2050	460,000	478,208
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,016,827
Series A, AMT, 5.0%, 7/1/2037	5,055,000	5,264,326
Series A, 5.0%, 7/1/2040	3,500,000	3,505,179
Series B, 5.0%, 7/1/2044	2,500,000	2,602,590
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,877,031
Series A, AMT, 5.0%, 7/1/2033	895,000	938,626
Series A, AMT, 5.0%, 7/1/2034	2,750,000	2,878,024
Series A, AMT, 5.0%, 7/1/2035	1,000,000	1,044,381
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.0%, 8/15/2045	1,400,000	1,470,885
Series A, 5.5%, 2/15/2055	1,000,000	1,087,662
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,527,704
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,335,884
Series B, 5.0%, 6/1/2046	1,125,000	1,173,616
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.0%, 8/1/2042	1,250,000	1,371,221
Series B, 5.0%, 8/1/2043	620,000	677,679
Series B, 5.25%, 8/1/2031, INS: AG	5,130,000	5,784,707
Series B, 5.25%, 8/1/2032, INS: AG	2,000,000	2,293,870
Massachusetts, Town of Winchester, General Obligation, 4.0%, 3/15/2039	835,000	856,125
Somerville, MA, General Obligation, 4.0%, 5/1/2047	1,000,000	987,244
University of Massachusetts, State Building Authority Revenue, Series 3, 5.0%, 11/1/2037	3,000,000	3,077,290
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AG	2,205,000	2,209,264
		168,929,399

Guam 2.4%
Guam, Antonio B. Won Pat International Airport Authority Revenue, Series A, AMT, 5.25%, 10/1/2042	600,000	634,069
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	687,767
Series A, 5.0%, 7/1/2043	975,000	1,028,537
Series A, 5.0%, 1/1/2046	885,000	917,882
Series A, 5.0%, 1/1/2050	180,000	184,775
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	315,000	318,845
Series A, 5.0%, 10/1/2038	285,000	288,227
Series A, 5.0%, 10/1/2040	200,000	201,927
		4,262,029
Puerto Rico 2.6%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	1,004,219
Series A1, 4.0%, 7/1/2041	622,702	607,050
Series A1, 4.0%, 7/1/2046	1,772,826	1,626,218
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	1,500,000	1,500,143
		4,737,630
Total Municipal Investments (Cost $179,914,323)		177,929,058

Underlying Municipal Bonds of Inverse Floaters (d) 3.0%
Massachusetts
Massachusetts, Commonwealth Transportation Fund Revenue, Series A, 5.0%, 6/1/2055 (e) (Cost $5,206,731)	5,000,000	5,268,269
Trust: Massachusetts, Commonwealth Transportation Fund Revenue, Series 2025- XM1329, 144A, 8.99%, 6/1/2033, Leverage Factor at purchase date: 4 to 1

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $185,121,054)	102.3	183,197,327
Floating Rate Notes (d)	(2.1)	(3,750,000)
Other Assets and Liabilities, Net	(0.2)	(301,528)
Net Assets	100.0	179,145,799
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of June 30, 2026.
Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.
(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$183,197,327	$—	$183,197,327
Total	$—	$183,197,327	$—	$183,197,327

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DMATF-PH1